Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands	Common Stock	Treasury Stock	Additional Paid-In Capital	Subscription Receivables	Accumulated Deficit	Total
Balance at Dec. 31, 2019			$ 2,671	$ (100)	$ (587)	$ 1,984
Balance (in Shares) at Dec. 31, 2019	55,776,240
Issuance of members’ equity			600			600
Issuance of members’ equity (in Shares)	10,655,680
Distributions to shareholders			(1,211)			(1,211)
Net income (loss)					452	452
Balance at Dec. 31, 2020			2,060	(100)	(135)	1,825
Balance (in Shares) at Dec. 31, 2020	66,431,920
Exercise of Moon warrants
Exercise of Moon warrants (in Shares)	14,607,980
Distributions to shareholders			(1,521)			(1,521)
Payments of subscription receivables				100		100
Net income (loss)					1,210	1,210
Balance at Mar. 31, 2021			539		1,075	1,614
Balance (in Shares) at Mar. 31, 2021	81,039,900
Balance at Dec. 31, 2020			2,060	(100)	(135)	1,825
Balance (in Shares) at Dec. 31, 2020	66,431,920
Net income (loss)						(29,232)
Balance at Sep. 30, 2021	$ 1		35,435		(29,368)	6,068
Balance (in Shares) at Sep. 30, 2021	144,538,212	75,379
Balance at Dec. 31, 2020			2,060	(100)	(135)	1,825
Balance (in Shares) at Dec. 31, 2020	66,431,920
Payment of subscription receivable				100		100
Exercise of Moon warrants
Exercise of Moon warrants (in Shares)	14,607,980
Mining equipment			12,000			$ 12,000
Mining equipment (in Shares)	35,588,548
Sysorex Recapitalization			19,401			19,401
Sysorex Recapitalization (in Shares)	25,985,633
TTM digital/Sysorex merger	$ 1		280			281
TTM digital/Sysorex merger (in Shares)	494,311	75,379
Professional services			2,577			2,577
Professional services (in Shares)	1,529,820
Up North/Bitworks transaction			400			400
Up North/Bitworks transaction (in Shares)	1,000,000
Convertible debt warrants			896			896
Stock based compensation			63			63
Distributions to shareholders			(1,521)			(1,521)
Net income (loss)					(49,130)	(49,130)
Balance at Dec. 31, 2021	$ 1		36,156		(49,265)	(13,108)
Balance (in Shares) at Dec. 31, 2021	145,638,212	75,379
Balance at Mar. 31, 2021			539		1,075	1,614
Balance (in Shares) at Mar. 31, 2021	81,039,900
Mining equipment			12,000			12,000
Mining equipment (in Shares)	35,588,548
Sysorex Recapitalization			19,401			19,401
Sysorex Recapitalization (in Shares)	25,985,633
TTM digital/Sysorex merger	$ 1		280			281
TTM digital/Sysorex merger (in Shares)	494,311	75,379
Professional services			1,883			1,883
Professional services (in Shares)	404,820
Net income (loss)					(25,743)	(25,743)
Balance at Jun. 30, 2021	$ 1		34,103		(24,668)	9,436
Balance (in Shares) at Jun. 30, 2021	143,513,212	75,379
Convertible debt warrants			810			810
Stock based compensation			28			28
Net income (loss)					(4,700)	(4,700)
Balance at Sep. 30, 2021	$ 1		35,435		(29,368)	6,068
Balance (in Shares) at Sep. 30, 2021	144,538,212	75,379
Shares issued for services			494			494
Shares issued for services (in Shares)	1,025,000
Balance at Dec. 31, 2021	$ 1		36,156		(49,265)	(13,108)
Balance (in Shares) at Dec. 31, 2021	145,638,212	75,379
Professional services			240			240
Professional services (in Shares)	6,000,000
Stock based compensation			111			111
Convertible debt conversions			2,909			2,909
Convertible debt conversions (in Shares)	72,717,883
Reclassification of equity contracts to liabilities			(314)			(314)
Exercise of Pre-funded warrants
Exercise of Pre-funded warrants (in Shares)	12,361,622
Cashless exercise of warrants
Cashless exercise of warrants (in Shares)	220,754
Vesting of restricted stock
Vesting of restricted stock (in Shares)	500,000
Net income (loss)					(3,033)	(3,033)
Balance at Mar. 31, 2022	$ 1		39,102		(52,298)	(13,195)
Balance (in Shares) at Mar. 31, 2022	237,438,471	75,379
Balance at Dec. 31, 2021	$ 1		36,156		(49,265)	(13,108)
Balance (in Shares) at Dec. 31, 2021	145,638,212	75,379
Net income (loss)						(11,101)
Balance at Sep. 30, 2022	$ 6		44,275		(60,366)	(16,085)
Balance (in Shares) at Sep. 30, 2022	736,534,476	75,379
Balance at Mar. 31, 2022	$ 1		39,102		(52,298)	(13,195)
Balance (in Shares) at Mar. 31, 2022	237,438,471	75,379
Convertible debt conversions	$ 3		4,130			4,133
Convertible debt conversions (in Shares)	257,005,140
Issuance of restricted stock			5			5
Issuance of restricted stock (in Shares)	100,000
Net income (loss)					(6,997)	(6,997)
Balance at Jun. 30, 2022	$ 4		43,237		(59,295)	(16,054)
Balance (in Shares) at Jun. 30, 2022	494,543,611	75,379
Convertible debt conversions	$ 2		1,038			1,040
Convertible debt conversions (in Shares)	241,990,865
Net income (loss)					(1,071)	(1,071)
Balance at Sep. 30, 2022	$ 6		$ 44,275		$ (60,366)	$ (16,085)
Balance (in Shares) at Sep. 30, 2022	736,534,476	75,379